Prepaid Expenses and Other Current Assets, Net - Schedule of Prepaid Expenses and Other Current Assets, Net (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Prepaid Expenses and Other Current Assets, Net [Abstract]
Deductible Input Tax		¥ 4,355		¥ 5,960
Prepaid expenses	[1]	1,504		3,807
Deposits		106		217
receivable from third party		5,490
Others		160		131
Subtotal		11,615		10,115
Less: Allowance for credit losses	[2]	(546)		(536)
Total prepaid expenses and other current assets, net		¥ 11,069	$ 1,516	¥ 9,579

[1]	Prepayments primarily consist of advance payments for promotion telecommunications, repair and maintenance expenses, and other operating costs related to daily business activities.
[2]	The credit loss provision primarily includes advertising expenses that cannot be recovered and compensation claims. As of December 31, 2023, and December 31, 2024, credit loss provisions of RMB 536 thousand and RMB 546 thousand were recognized, respectively.